Goodwill and Intangible Assets (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible assets
Cost	$ 29,952	$ 29,952
Accumulated Amortization	(20,860)	(16,941)
Net	9,092	13,011
Amortization expenses related to intangible assets	3,564	3,364	$ 604
Year Ended December 31
2016	2,819
2017	1,890
2018	1,744
2019	491
2020 and thereafter	1,583
Total expected amortization expense	8,527
Indefinite lived intangible assets	$ 600
Minimum
Intangible assets
Estimated useful lives of intangible assets	2 years
Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years
Other
Intangible assets
Cost	$ 7,899	7,899
Accumulated Amortization	(3,935)	(2,142)
Net	3,964	5,757
Technology
Intangible assets
Cost	15,698	15,698
Accumulated Amortization	(13,083)	(12,096)
Net	$ 2,615	3,602
Technology | Minimum
Intangible assets
Estimated useful lives of intangible assets	2 years
Technology | Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years
Software
Intangible assets
Cost	$ 1,861	1,861
Accumulated Amortization	$ (1,861)	(1,861)
Software | Minimum
Intangible assets
Estimated useful lives of intangible assets	2 years
Software | Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years
Exclusive content distribution right
Intangible assets
Cost	$ 2,806	2,806
Accumulated Amortization	(1,485)	(743)
Net	$ 1,321	2,063
Exclusive content distribution right | Minimum
Intangible assets
Estimated useful lives of intangible assets	2 years
Exclusive content distribution right | Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years
Games
Intangible assets
Cost	$ 1,688	1,688
Accumulated Amortization	(496)	(99)
Net	$ 1,192	$ 1,589
Games | Minimum
Intangible assets
Estimated useful lives of intangible assets	2 years
Games | Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years